Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - EBP 039	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500

	2025	2024
Net assets available for benefits per the financial statements	$241,363,244	$226,891,855
Loans in deemed distributed status	(266,554)	(219,086)
Employer receivables	(902,508)	(631,392)
Net assets available for benefits per the Form 5500	$240,194,182	$226,041,377
The following is a reconciliation of the net increase in net assets available for benefits prior to transfers per the financial statements to the Form 5500 for the year ended December 31, 2025:

2025
Net increase in net assets available for benefits prior to transfers per the financial statements	$16,032,953
Change in deemed distributed loans	(47,468)
Change in contributions receivable	(271,116)
Total net income per the Form 5500	$15,714,369

EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to the Form 5500
The following is a reconciliation of the net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$241,363,244	$226,891,855
Loans in deemed distributed status	(266,554)	(219,086)
Employer receivables	(902,508)	(631,392)
Net assets available for benefits per the Form 5500	$240,194,182	$226,041,377
The following is a reconciliation of the net increase in net assets available for benefits prior to transfers per the financial statements to the Form 5500 for the year ended December 31, 2025:

2025
Net increase in net assets available for benefits prior to transfers per the financial statements	$16,032,953
Change in deemed distributed loans	(47,468)
Change in contributions receivable	(271,116)
Total net income per the Form 5500	$15,714,369